TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 98.0%
237,872	FlexShares Global Upstream Natural Resources Index Fund	$ 10,414,036
409,993	iShares Global REIT ETF	10,479,421
193,309	iShares MSCI Emerging Markets ex China ETF	13,050,291
105,163	iShares MSCI USA Small-Cap Multifactor ETF	7,818,869
638,255	SPDR Portfolio S&P 400 Mid Cap ETF	36,501,803
100,077	SPDR Portfolio S&P 500 Growth ETF	10,459,047
188,832	SPDR Portfolio S&P 500 Value ETF(a)	10,448,075
507,097	SPDR Portfolio S&P 600 Small Cap ETF	23,488,733
784,837	Vanguard FTSE Developed Markets ETF(a)	47,027,433
289,592	Vanguard FTSE Emerging Markets ETF(a)	15,690,095
106,678	Vanguard S&P 500 ETF	65,327,474
137,498	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	5,216,674
		255,921,951

	TOTAL EXCHANGE-TRADED FUNDS (Cost $201,537,512)	255,921,951

	SHORT-TERM INVESTMENTS — 4.0%
	COLLATERAL FOR SECURITIES LOANED - 1.6%
4,199,000	Federated Hermes Government Obligations Fund, Institutional Class, 4.00% (Cost $4,199,000)(b)	4,199,000

	MONEY MARKET FUNDS - 2.4%
6,217,989	Invesco Government & Agency Portfolio, Institutional Class, 4.04% (Cost $6,217,989)(b)	6,217,989

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,416,989)	10,416,989

	TOTAL INVESTMENTS - 102.0% (Cost $211,954,501)	$ 266,338,940
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%	(5,278,942)
	NET ASSETS - 100.0%	$ 261,059,998

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $6,783,172 at September 30, 2025. The loaned securities were secured with cash collateral of $4,199,000 and non-cash collateral of $2,738,380. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 50.2%
98,914	FlexShares Global Upstream Natural Resources Index Fund	$ 4,330,455
227,320	iShares Global REIT ETF	5,810,299
42,873	iShares MSCI Emerging Markets ex China ETF	2,894,356
19,342	iShares MSCI USA Small-Cap Multifactor ETF	1,438,078
126,387	SPDR Portfolio S&P 400 Mid Cap ETF	7,228,073
27,743	SPDR Portfolio S&P 500 Growth ETF	2,899,421
183,217	SPDR Portfolio S&P 500 Value ETF	10,137,397
124,960	SPDR Portfolio S&P 600 Small Cap ETF	5,788,147
217,575	Vanguard FTSE Developed Markets ETF	13,037,094
80,288	Vanguard FTSE Emerging Markets ETF	4,350,004
21,293	Vanguard S&P 500 ETF	13,039,406
38,119	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,446,235
		72,398,965
	FIXED INCOME - 47.9%
103,495	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	11,536,588
93,579	SPDR Bloomberg Investment Grade Floating Rate ETF	2,887,848
333,917	SPDR Portfolio Short Term Corporate Bond ETF	10,114,346
169,752	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,330,374
120,229	Vanguard Intermediate-Term Treasury ETF	7,217,347
61,411	Vanguard Mortgage-Backed Securities ETF	2,883,861
342,194	Vanguard Short-Term Inflation-Protected Securities ETF	17,325,281
98,162	Vanguard Short-Term Treasury ETF	5,776,834
29,190	Vanguard Total International Bond ETF	1,443,737
155,549	Xtrackers USD High Yield Corporate Bond ETF	5,772,423
		69,288,639

	TOTAL EXCHANGE-TRADED FUNDS (Cost $126,185,729)	141,687,604

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.2%
MONEY MARKET FUNDS - 2.2%
3,232,078	Invesco Government & Agency Portfolio, Institutional Class, 4.04% (Cost $3,232,078)(b)	$ 3,232,078

	TOTAL INVESTMENTS - 100.3% (Cost $129,417,807)	$ 144,919,682
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(375,821)
	NET ASSETS - 100.0%	$ 144,543,861

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $11,464,287 at September 30, 2025. The loaned securities were secured with non-cash collateral of $11,704,639. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 30.1%
20,752	FlexShares Global Upstream Natural Resources Index Fund	$ 908,523
18,151	iShares Global REIT ETF	463,940
6,959	iShares MSCI Emerging Markets ex China ETF	469,802
6,095	iShares MSCI USA Small-Cap Multifactor ETF	453,163
32,235	SPDR Portfolio S&P 400 Mid Cap ETF	1,843,520
8,900	SPDR Portfolio S&P 500 Growth ETF	930,139
33,191	SPDR Portfolio S&P 500 Value ETF	1,836,458
9,989	SPDR Portfolio S&P 600 Small Cap ETF	462,690
46,117	Vanguard FTSE Developed Markets ETF	2,763,330
8,522	Vanguard FTSE Emerging Markets ETF	461,722
4,501	Vanguard S&P 500 ETF	2,756,322
12,319	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	467,383
		13,816,992
	FIXED INCOME - 67.9%
28,794	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	3,209,667
36,178	JP Morgan Ultra-Short Income ETF	1,835,310
44,628	SPDR Bloomberg Investment Grade Floating Rate ETF	1,377,220
181,993	SPDR Portfolio Short Term Corporate Bond ETF	5,512,568
35,979	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	917,824
45,730	Vanguard Intermediate-Term Treasury ETF	2,745,172
19,314	Vanguard Mortgage-Backed Securities ETF(a)	906,985
145,058	Vanguard Short-Term Inflation-Protected Securities ETF	7,344,288
62,418	Vanguard Short-Term Treasury ETF	3,673,299
37,122	Vanguard Total International Bond ETF(a)	1,836,054
49,454	Xtrackers USD High Yield Corporate Bond ETF	1,835,238
		31,193,625

	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,128,885)	45,010,617

	SHORT-TERM INVESTMENTS — 8.0%
	COLLATERAL FOR SECURITIES LOANED - 5.7%
2,599,977	Federated Hermes Government Obligations Fund, Institutional Class, 4.00% (Cost $2,599,977)(b)	2,599,977

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.0% (Continued)
	MONEY MARKET FUNDS - 2.3%
1,057,521	Invesco Government & Agency Portfolio, Institutional Class, 4.04% (Cost $1,057,521)(b)	$ 1,057,521

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,657,498)	3,657,498

	TOTAL INVESTMENTS - 106.0% (Cost $45,786,383)	$ 48,668,115
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)%	(2,739,921)
	NET ASSETS - 100.0%	$ 45,928,194

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $5,697,108 at September 30, 2025. The loaned securities were secured with cash collateral of $2,599,977 and non-cash collateral of $3,216,284. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 85.0%
266,398	FlexShares Global Upstream Natural Resources Index Fund	$ 11,662,904
459,150	iShares Global REIT ETF(a)	11,735,874
173,192	iShares MSCI Emerging Markets ex China ETF	11,692,192
78,520	iShares MSCI USA Small-Cap Multifactor ETF(a)	5,837,962
561,619	SPDR Portfolio S&P 400 Mid Cap ETF	32,118,991
140,160	SPDR Portfolio S&P 500 Growth ETF	14,648,122
264,344	SPDR Portfolio S&P 500 Value ETF(a)	14,626,154
378,598	SPDR Portfolio S&P 600 Small Cap ETF	17,536,659
830,106	Vanguard FTSE Developed Markets ETF(a)	49,739,952
216,219	Vanguard FTSE Emerging Markets ETF	11,714,745
100,355	Vanguard S&P 500 ETF	61,455,394
153,985	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	5,842,191
		248,611,140
	FIXED INCOME - 13.0%
52,261	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	5,825,534
228,575	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	5,830,948
97,135	Vanguard Intermediate-Term Treasury ETF	5,831,014
62,020	Vanguard Mortgage-Backed Securities ETF	2,912,459
172,791	Vanguard Short-Term Inflation-Protected Securities ETF	8,748,408
235,641	Xtrackers USD High Yield Corporate Bond ETF	8,744,638
		37,893,001

	TOTAL EXCHANGE-TRADED FUNDS (Cost $230,799,860)	286,504,141

	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUNDS - 2.8%
8,130,345	Invesco Government & Agency Portfolio, Institutional Class, 4.04% (Cost $8,130,345)(b)	8,130,345

	TOTAL INVESTMENTS - 100.8% (Cost $238,930,205)	$ 294,634,486
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(2,378,147)
	NET ASSETS - 100.0%	$ 292,256,339

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $10,112,378 at September 30, 2025. The loaned securities were secured with non-cash collateral of $10,327,330. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 65.2%
206,786	FlexShares Global Upstream Natural Resources Index Fund	$ 9,053,091
356,427	iShares Global REIT ETF	9,110,274
67,222	iShares MSCI Emerging Markets ex China ETF	4,538,157
60,950	iShares MSCI USA Small-Cap Multifactor ETF(a)	4,531,633
317,066	SPDR Portfolio S&P 400 Mid Cap ETF	18,133,005
43,501	SPDR Portfolio S&P 500 Growth ETF	4,546,290
123,119	SPDR Portfolio S&P 500 Value ETF	6,812,174
195,936	SPDR Portfolio S&P 600 Small Cap ETF	9,075,756
492,764	Vanguard FTSE Developed Markets ETF	29,526,419
167,841	Vanguard FTSE Emerging Markets ETF(a)	9,093,625
66,772	Vanguard S&P 500 ETF	40,889,836
59,767	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,267,560
		147,577,820
	FIXED INCOME - 32.9%
101,421	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	11,305,399
673,160	SPDR Portfolio Short Term Corporate Bond ETF	20,390,017
177,439	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,526,469
113,108	Vanguard Intermediate-Term Treasury ETF	6,789,873
96,290	Vanguard Mortgage-Backed Securities ETF(a)	4,521,778
268,271	Vanguard Short-Term Inflation-Protected Securities ETF	13,582,561
45,767	Vanguard Total International Bond ETF(a)	2,263,636
304,866	Xtrackers USD High Yield Corporate Bond ETF	11,313,577
		74,693,310

	TOTAL EXCHANGE-TRADED FUNDS (Cost $188,270,178)	222,271,130

	SHORT-TERM INVESTMENTS — 3.4%
	COLLATERAL FOR SECURITIES LOANED - 1.1%
2,494,290	Federated Hermes Government Obligations Fund, Institutional Class, 4.00% (Cost $2,494,290)(b)	2,494,290

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.4% (Continued)
	MONEY MARKET FUNDS - 2.3%
5,323,849	Invesco Government & Agency Portfolio, Institutional Class, 4.04% (Cost $5,323,849)(b)	$ 5,323,849

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,818,139)	7,818,139

	TOTAL INVESTMENTS - 101.5% (Cost $196,088,317)	$ 230,089,269
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(3,352,211)
	NET ASSETS - 100.0%	$ 226,737,058

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $14,615,066 at September 30, 2025. The loaned securities were secured with cash collateral of $2,494,290 and non-cash collateral of $12,433,029. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.